Note 3 - Balance Sheet Components - Schedule Of Other Assets (10-K) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid clinical trial costs (noncurrent portion)	$ 224,681	$ 1,106,778	$ 2,083,276
Prepaid technology license fees	70,000	70,000	80,000
Deposits	11,010	11,010	11,010
Total other assets	$ 305,691	$ 1,187,788	$ 2,174,286